As filed with the U.S. Securities and Exchange Commission on November 21, 2017
File Nos. 033-81396
811-08614

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	61	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	62	[X]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

(619) 755-0239
(Registrant's Telephone Number, including Area Code)

Michael Glazer
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071
(Name and address of agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 21, 2017 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 59 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on September 11, 2017, and pursuant to Rule 485(a)(2) would become effective on November 25, 2017.

This Post-Effective Amendment No. 61 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 21, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 61 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 21st day of November, 2017.

BRANDES INVESTMENT TRUST

By:
/s/Jeff Busby
Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory Bishop*	Trustee	November 21, 2017
Gregory Bishop

/s/ Jeff Busby*	President and Trustee	November 21, 2017
Jeff Busby

/s/ Jean Carter*	Trustee	November 21, 2017
Jean Carter

/s/ Robert M. Fitzgerald*	Trustee	November 21, 2017
Robert M. Fitzgerald

/s/ Craig Wainscott*	Trustee	November 21, 2017
Craig Wainscott

/s/ Oliver Murray*	Trustee	November 21, 2017
Oliver Murray

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	November 21, 2017
Gary Iwamura

* By: /s/ Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007, September 30, 2008, January 30, 2015 and January 31, 2017.